BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2010
Concentration Risk [Line Items]
Cash in United States bank deposits	$ 1,968,421	$ 3,431,001
Amount of federally insured	500,115	500,043	$ 250,000
Amount not federally insured	$ 1,468,306	$ 2,930,958
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Concentrations of credit risk description	10% or more	10% or more
Customer Concentration Risk | Sales Revenue
Concentration Risk [Line Items]
Concentrations of credit risk description	10% or more	10% or more